Investments - Assets and liabilities acquired at fair value (Details)	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Nov. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 29, 2022	Mar. 31, 2022	Mar. 18, 2022	Mar. 16, 2022	Feb. 28, 2022	Feb. 02, 2022	Jan. 31, 2022	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Sep. 30, 2021	Sep. 01, 2021	Jul. 31, 2021	Jul. 30, 2021	Jul. 06, 2021	Jul. 04, 2021	Jun. 30, 2021	Jun. 25, 2021	Feb. 28, 2021	Feb. 04, 2021	Jan. 01, 2021	Jan. 01, 2020 BRL (R$)	Jul. 11, 2014 USD ($)
Current assets
Current assets	R$ 1,133,011,000																	R$ 453,411,000
Cash and cash equivalentes	30,406,000																	33,973,000
Trade and other receivables	563,320,000																	75,745,000
Inventories	3,675,000																	967,000
Related parties loans																		9,179,000
Other Assets	62,017,000																	16,782,000
Non-current assets
Deferred taxes																		1,871,000
Other Assets	15,520,000																	2,298,000
Investments	6,583,000																	4,055,000
Property, Plant and Equipment	94,775,000																	134,783,000
Intangible assets	198,993,000																	6,378,000
Separately Identified Intangibles	392,804,000
Intangibles - workforce	24,001,000
Added Value of Fixed Assets	18,332,000
Current liabilities
Trade and other payables	(117,945,000)	R$ (30,465,000)
Loans and Financing	(9,279,000)																	(46,115,000)
Employee benefits	(65,916,000)																	(7,027,000)
Current income tax payable	(13,574,000)																	(16,533,000)
Related parties loans																		(361,000)
Other liabilities	31,435,000																	(53,473,000)
Non-current liabilities
Loans and Financing	(22,760,000)																	(20,607,000)
Other liabilities	(13,469,000)
(-)Deferred taxes on Added Value	(147,946,000)
Attributable to the non-controlling Shareholders of the Group	(3,999,000)
Trade and other payables																		(31,917,000)
Total identifiable net assets (liabilities) at fair value	984,103,000																	79,533,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group	939,101,000																	70,517,000
Attributable to the non-controlling Shareholders of the Group	45,002,000																	9,016,000
Total amount of the consideration transferred	1,450,755,000																	392,353,000
(-) Cash acquired	(30,406,000)																	(33,973,000)
(-)Assumed amount of the obligation to pay	(330,309,000)																	(215,671,000)
Cash paid, net of cash received	1,090,040,000	142,709,000
Primary	1,000,000
Secondary	1,449,755,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net	1,450,755,000																	392,353,000
Added Value	(3,480,000)
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(939,101,000)																	(70,517,000)
Goodwill paid resulting from expected future profitability	508,174,000		R$ 178,590,000															321,836,000																R$ 16,658,000
Cash spent on companies' acquisitions; net of cash received	1,090,040,000	286,134,000	76,023,000
Goodwill based on expected future profitability calculated for these acquisitions	508,174,000		R$ 178,590,000															321,836,000																R$ 16,658,000
Goodwill additions	516,088,000
First Response Inc
Current assets
Trade and other receivables	13,223,000
Inventories	628,000
Other Assets	382,000
Non-current assets
Property, Plant and Equipment	4,275,000
Current liabilities
Trade and other payables	(1,257,000)
Current income tax payable	(216,000)
Other liabilities	1,502,000
Non-current liabilities
Total identifiable net assets (liabilities) at fair value	15,533,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group	15,533,000
Total amount of the consideration transferred	69,223,000
(-)Assumed amount of the obligation to pay	(40,907,000)
Cash paid, net of cash received	28,316,000
Secondary	69,223,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net	69,223,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(15,533,000)
Goodwill paid resulting from expected future profitability	R$ 53,690,000
Value of acquisition | $					$ 16,625,000
Equity interest acquired (in percent)	100.00%			100.00%	100.00%									100.00%	100.00%
Goodwill based on expected future profitability calculated for these acquisitions	R$ 53,690,000
Dracares
Current assets
Cash and cash equivalentes	985,000
Trade and other receivables	4,249,000
Inventories	2,012,000
Other Assets	10,079,000
Non-current assets
Other Assets	3,642,000
Property, Plant and Equipment	20,366,000
Current liabilities
Trade and other payables	(1,243,000)
Loans and Financing	(1,787,000)
Employee benefits	(862,000)
Current income tax payable	(1,429,000)
Other liabilities	10,351,000
Non-current liabilities
Loans and Financing	(2,439,000)
Other liabilities	(61,000)
Attributable to the non-controlling Shareholders of the Group	(3,999,000)
Total identifiable net assets (liabilities) at fair value	19,162,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group	9,773,000
Attributable to the non-controlling Shareholders of the Group	9,389,000			$ 9,389,000
Total amount of the consideration transferred	86,684,000
(-) Cash acquired	(985,000)
Cash paid, net of cash received	85,699,000
Secondary	86,684,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net	86,684,000
Added Value	(3,480,000)
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(9,773,000)
Goodwill paid resulting from expected future profitability	73,431,000
Value of acquisition	R$ 86,684,000
Equity interest acquired (in percent)	51.00%			51.00%	51.00%								51.00%			51.00%
Goodwill based on expected future profitability calculated for these acquisitions	R$ 73,431,000
Flyone
Current assets
Cash and cash equivalentes	3,125,000
Trade and other receivables	2,109,000
Other Assets	16,854,000
Non-current assets
Other Assets	4,190,000
Property, Plant and Equipment	36,657,000
Intangible assets	4,000
Separately Identified Intangibles	6,385,000
Added Value of Fixed Assets	16,865,000
Current liabilities
Trade and other payables	(6,306,000)
Loans and Financing	(6,716,000)
Employee benefits	(123,000)
Current income tax payable	(7,073,000)
Other liabilities	1,466,000
Non-current liabilities
Loans and Financing	(7,724,000)
Other liabilities	(3,841,000)
(-)Deferred taxes on Added Value	(7,905,000)
Total identifiable net assets (liabilities) at fair value	45,035,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group	22,968,000
Attributable to the non-controlling Shareholders of the Group	22,067,000
Total amount of the consideration transferred	50,000,000
(-) Cash acquired	(3,125,000)
(-)Assumed amount of the obligation to pay	(25,000,000)
Cash paid, net of cash received	21,875,000
Secondary	50,000,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net	50,000,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(22,968,000)
Goodwill paid resulting from expected future profitability	27,032,000
Value of acquisition	R$ 50,000,000
Equity interest acquired (in percent)	51.00%			51.00%	51.00%							51.00%
Goodwill based on expected future profitability calculated for these acquisitions	R$ 27,032,000
RG Consultoria
Current assets
Cash and cash equivalentes	2,843,000
Trade and other receivables	907,000
Other Assets	243,000
Non-current assets
Property, Plant and Equipment	689,000
Added Value of Fixed Assets	1,351,000
Current liabilities
Trade and other payables	(14,000)
Loans and Financing	(224,000)
Employee benefits	(79,000)
Current income tax payable	(60,000)
Other liabilities	2,071,000
Non-current liabilities
(-)Deferred taxes on Added Value	(459,000)
Total identifiable net assets (liabilities) at fair value	3,126,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group	1,594,000
Attributable to the non-controlling Shareholders of the Group	1,532,000
Total amount of the consideration transferred	19,905,000
(-) Cash acquired	(2,843,000)
(-)Assumed amount of the obligation to pay	(10,000,000)
Cash paid, net of cash received	7,062,000
Secondary	19,905,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net	19,905,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(1,594,000)
Goodwill paid resulting from expected future profitability	18,311,000
Value of acquisition	R$ 19,905,000
Equity interest acquired (in percent)	51.00%			51.00%	51.00%						51.00%					51.00%
Goodwill based on expected future profitability calculated for these acquisitions	R$ 18,311,000
Analytical
Current assets
Cash and cash equivalentes	889,000
Trade and other receivables	824,000
Other Assets	42,000
Non-current assets
Other Assets	1,000,000
Property, Plant and Equipment	149,000
Current liabilities
Trade and other payables	(19,000)
Loans and Financing	(81,000)
Employee benefits	(81,000)
Current income tax payable	(169,000)
Other liabilities	144,000
Non-current liabilities
Total identifiable net assets (liabilities) at fair value	2,410,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group	1,229,000
Attributable to the non-controlling Shareholders of the Group	1,181,000
Total amount of the consideration transferred	2,606,000
(-) Cash acquired	(889,000)
(-)Assumed amount of the obligation to pay	(803,000)
Cash paid, net of cash received	914,000
Primary	1,000,000
Secondary	1,606,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net	2,606,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(1,229,000)
Goodwill paid resulting from expected future profitability	1,377,000
Value of acquisition	R$ 2,606,000
Equity interest acquired (in percent)	51.00%			51.00%	51.00%				51.00%	51.00%
Goodwill based on expected future profitability calculated for these acquisitions	R$ 1,377,000
CTA
Current assets
Cash and cash equivalentes	387,000
Trade and other receivables	279,000
Other Assets	42,000
Non-current assets
Other Assets	1,753,000
Property, Plant and Equipment	3,534,000
Current liabilities
Trade and other payables	(476,000)
Employee benefits	(270,000)
Current income tax payable	(592,000)
Other liabilities	355,000
Non-current liabilities
Loans and Financing	(78,000)
Other liabilities	(29,000)
Total identifiable net assets (liabilities) at fair value	4,195,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group	4,195,000
Total amount of the consideration transferred	24,566,000
(-) Cash acquired	(387,000)
(-)Assumed amount of the obligation to pay	(14,620,000)
Cash paid, net of cash received	9,559,000
Secondary	24,566,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net	24,566,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(4,195,000)
Goodwill paid resulting from expected future profitability	20,371,000
Value of acquisition	R$ 24,366,000
Equity interest acquired (in percent)	100.00%			100.00%	100.00%
Goodwill based on expected future profitability calculated for these acquisitions	R$ 20,371,000
Graham
Current assets
Cash and cash equivalentes	2,172,000
Trade and other receivables	2,048,000
Non-current assets
Other Assets	3,709,000
Property, Plant and Equipment	414,000
Separately Identified Intangibles	6,514,000
Added Value of Fixed Assets	116,000
Current liabilities
Trade and other payables	(19,000)
Loans and Financing	(74,000)
Employee benefits	413,000
Current income tax payable	(392,000)
Other liabilities	4,818,000
Non-current liabilities
Loans and Financing	(330,000)
Other liabilities	227,000
(-)Deferred taxes on Added Value	(2,254,000)
Total identifiable net assets (liabilities) at fair value	7,726,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group	7,726,000
Total amount of the consideration transferred	29,668,000
(-) Cash acquired	(2,172,000)
(-)Assumed amount of the obligation to pay	(10,387,000)
Cash paid, net of cash received	17,109,000
Secondary	29,668,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net	29,668,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(7,726,000)
Goodwill paid resulting from expected future profitability	R$ 21,942,000
Value of acquisition | $					$ 7,200,000
Equity interest acquired (in percent)	100.00%			100.00%	100.00%			100.00%
Goodwill based on expected future profitability calculated for these acquisitions	R$ 21,942,000
C-Tank
Current assets
Cash and cash equivalentes	8,866,000
Trade and other receivables	7,262,000
Inventories	722,000
Other Assets	5,539,000
Non-current assets
Other Assets	25,000
Property, Plant and Equipment	6,313,000
Intangible assets	47,000
Current liabilities
Trade and other payables	(1,210,000)
Loans and Financing	(397,000)
Employee benefits	(1,604,000)
Current income tax payable	(2,264,000)
Other liabilities	4,000
Non-current liabilities
Loans and Financing	(836,000)
Other liabilities	(351,000)
Total identifiable net assets (liabilities) at fair value	22,108,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group	11,275,000
Attributable to the non-controlling Shareholders of the Group | $				$ 10,833,000
Total amount of the consideration transferred	35,329,000
(-) Cash acquired	(8,866,000)
(-)Assumed amount of the obligation to pay	(17,850,000)
Cash paid, net of cash received	8,613,000
Secondary	35,329,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net	35,329,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(11,275,000)
Goodwill paid resulting from expected future profitability	24,054,000
Value of acquisition	R$ 35,000,000
Equity interest acquired (in percent)	51.00%			51.00%	51.00%			51.00%
Goodwill based on expected future profitability calculated for these acquisitions	R$ 24,054,000
Ridgeline Canada Inc.
Current assets
Trade and other receivables	51,455,000
Inventories	313,000
Other Assets	25,305,000
Non-current assets
Other Assets	361,000
Property, Plant and Equipment	3,534,000
Intangible assets	15,322,000
Separately Identified Intangibles	23,822,000
Current liabilities
Trade and other payables	(29,202,000)
Employee benefits	(127,000)
Other liabilities	1,711,000
Non-current liabilities
Loans and Financing	(11,353,000)
Other liabilities	(2,247,000)
(-)Deferred taxes on Added Value	(8,099,000)
Total identifiable net assets (liabilities) at fair value	67,373,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group	67,373,000
Total amount of the consideration transferred	134,323,000
(-)Assumed amount of the obligation to pay	(52,915,000)
Cash paid, net of cash received	81,408,000
Secondary	134,323,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net	134,323,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(67,373,000)
Goodwill paid resulting from expected future profitability	R$ 66,950,000
Value of acquisition | $					$ 33,000,000
Equity interest acquired (in percent)	100.00%			100.00%	100.00%		100.00%
Goodwill based on expected future profitability calculated for these acquisitions	R$ 66,950,000
Witt OBriens LLC
Current assets
Cash and cash equivalentes	11,139,000
Trade and other receivables	480,964,000
Other Assets	3,531,000
Non-current assets
Other Assets	840,000
Investments	6,583,000
Property, Plant and Equipment	18,844,000
Intangible assets	183,620,000
Separately Identified Intangibles	356,083,000
Intangibles - workforce	24,001,000
Current liabilities
Trade and other payables	(78,199,000)
Employee benefits	(63,183,000)
Current income tax payable	(1,379,000)
Other liabilities	9,013,000
Non-current liabilities
Other liabilities	(7,167,000)
(-)Deferred taxes on Added Value	(129,229,000)
Total identifiable net assets (liabilities) at fair value	797,435,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group	797,435,000
Total amount of the consideration transferred	998,450,000
(-) Cash acquired	(11,139,000)
(-)Assumed amount of the obligation to pay	(157,827,000)
Cash paid, net of cash received	829,484,000
Secondary	998,450,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net	998,450,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(797,435,000)
Goodwill paid resulting from expected future profitability	201,015,000																																		$ 48,100,000
Value of acquisition	R$ 184,673,000
Equity interest acquired (in percent)	100.00%			100.00%	100.00%	100.00%																													45.80%
Goodwill based on expected future profitability calculated for these acquisitions	R$ 201,015,000																																		$ 48,100,000
Enviroclear
Current assets
Cash and cash equivalentes																		1,718,000
Trade and other receivables																		22,409,000
Inventories																		190,000
Other Assets																		983,000
Non-current assets
Property, Plant and Equipment																		32,518,000
Intangible assets																		1,572,000
Current liabilities
Trade and other payables		(9,269,000)
Loans and Financing																		(11,857,000)
Employee benefits																		(1,533,000)
Current income tax payable																		(3,987,000)
Other liabilities																		(10,949,000)
Non-current liabilities
Loans and Financing																		(4,699,000)
Trade and other payables																		(13,230,000)
Total identifiable net assets (liabilities) at fair value																		3,866,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group																		3,866,000
Total amount of the consideration transferred																		36,534,000
(-) Cash acquired																		(1,718,000)
(-)Assumed amount of the obligation to pay																		(22,059,000)
Cash paid, net of cash received		12,757,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net																		36,534,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group																		(3,866,000)
Goodwill paid resulting from expected future profitability																		R$ 32,668,000
Value of acquisition | £																					£ 4.649
Equity interest acquired (in percent)																	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%									100.00%	100.00%
Goodwill based on expected future profitability calculated for these acquisitions																		R$ 32,668,000
Orion (Canad)
Current assets
Cash and cash equivalentes																		(2,548,000)
Trade and other receivables																		11,165,000
Other Assets																		2,498,000
Non-current assets
Deferred taxes																		1,133,000
Property, Plant and Equipment																		39,685,000
Current liabilities
Trade and other payables		(7,377,000)
Loans and Financing																		(27,550,000)
Employee benefits																		(524,000)
Current income tax payable																		(2,839,000)
Other liabilities																		(1,107,000)
Non-current liabilities
Loans and Financing																		(6,906,000)
Trade and other payables																		(3,492,000)
Total identifiable net assets (liabilities) at fair value																		1,538,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group																		1,538,000
Total amount of the consideration transferred																		72,390,000
(-) Cash acquired																		2,548,000
(-)Assumed amount of the obligation to pay																		(55,297,000)
Cash paid, net of cash received		19,641,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net																		72,390,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group																		(1,538,000)
Goodwill paid resulting from expected future profitability																		R$ 70,852,000
Value of acquisition | $																				$ 15.971
Equity interest acquired (in percent)																	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%									100.00%		100.00%
Goodwill based on expected future profitability calculated for these acquisitions																		R$ 70,852,000
EMS Environmental
Current assets
Cash and cash equivalentes																		736,000
Trade and other receivables																		3,916,000
Other Assets																		63,000
Non-current assets
Other Assets																		48,000
Property, Plant and Equipment																		1,041,000
Current liabilities
Trade and other payables		(624,000)
Other liabilities																		1,000
Non-current liabilities
Total identifiable net assets (liabilities) at fair value																		5,181,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group																		5,181,000
Total amount of the consideration transferred																		15,006,000
(-) Cash acquired																		(736,000)
(-)Assumed amount of the obligation to pay																		(11,255,000)
Cash paid, net of cash received		3,015,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net																		15,006,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group																		(5,181,000)
Goodwill paid resulting from expected future profitability																		R$ 9,825,000
Value of acquisition | $																			$ 3,000.000
Equity interest acquired (in percent)																	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%							100.00%	100.00%
Goodwill based on expected future profitability calculated for these acquisitions																		R$ 9,825,000
SABI
Current assets
Cash and cash equivalentes																		72,000
Trade and other receivables																		4,489,000
Inventories																		503,000
Other Assets																		19,000
Non-current assets
Deferred taxes																		10,000
Other Assets																		1,103,000
Property, Plant and Equipment																		2,322,000
Intangible assets																		3,611,000
Current liabilities
Trade and other payables		(1,108,000)
Loans and Financing																		(2,095,000)
Employee benefits																		(856,000)
Current income tax payable																		(695,000)
Other liabilities																		(375,000)
Non-current liabilities
Loans and Financing																		(3,083,000)
Trade and other payables																		(945,000)
Total identifiable net assets (liabilities) at fair value																		2,972,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group																		2,972,000
Total amount of the consideration transferred																		13,363,000
(-) Cash acquired																		(72,000)
Cash paid, net of cash received		13,291,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net																		13,363,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group																		(2,972,000)
Goodwill paid resulting from expected future profitability																		R$ 10,391,000
Value of acquisition | $																	$ 1,949.895
Equity interest acquired (in percent)																	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%			100.00%			100.00%
Goodwill based on expected future profitability calculated for these acquisitions																		R$ 10,391,000
SWAT
Current assets
Cash and cash equivalentes																		12,546,000
Trade and other receivables																		1,674,000
Other Assets																		454,000
Non-current assets
Other Assets																		4,000
Property, Plant and Equipment																		3,060,000
Current liabilities
Trade and other payables		(586,000)
Current income tax payable																		22,000
Other liabilities																		(36,242,000)
Non-current liabilities
Trade and other payables																		(1,644,000)
Total identifiable net assets (liabilities) at fair value																		(20,712,000)
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group																		(20,712,000)
Total amount of the consideration transferred																		23,201,000
(-) Cash acquired																		(12,546,000)
(-)Assumed amount of the obligation to pay																		(13,598,000)
Cash paid, net of cash received		(2,943,000)
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net																		23,201,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group																		20,712,000
Goodwill paid resulting from expected future profitability																		R$ 43,913,000
Value of acquisition | $																			$ 4.530
Equity interest acquired (in percent)																	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%			100.00%		100.00%
Goodwill based on expected future profitability calculated for these acquisitions																		R$ 43,913,000
Controlpar
Current assets
Cash and cash equivalentes																		6,459,000
Trade and other receivables																		8,338,000
Inventories																		236,000
Related parties loans																		8,933,000
Other Assets																		9,584,000
Non-current assets
Other Assets																		1,143,000
Investments																		4,055,000
Property, Plant and Equipment																		5,787,000
Intangible assets																		1,195,000
Current liabilities
Trade and other payables		(2,719,000)
Loans and Financing																		(3,396,000)
Employee benefits																		(3,354,000)
Current income tax payable																		(3,016,000)
Related parties loans																		(122,000)
Other liabilities																		(2,145,000)
Non-current liabilities
Loans and Financing																		(2,210,000)
Trade and other payables																		(216,000)
Total identifiable net assets (liabilities) at fair value																		28,552,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group																		19,986,000
Attributable to the non-controlling Shareholders of the Group	R$ 10,833,000																	8,566,000
Total amount of the consideration transferred																		61,946,000
(-) Cash acquired																		(6,459,000)
(-)Assumed amount of the obligation to pay																		(31,946,000)
Cash paid, net of cash received		23,541,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net																		61,946,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group																		(19,986,000)
Goodwill paid resulting from expected future profitability																		41,960,000
Value of acquisition																		R$ 61.946
Equity interest acquired (in percent)																	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
Goodwill based on expected future profitability calculated for these acquisitions																		R$ 41,960,000
PERS
Current assets
Cash and cash equivalentes																		2,033,000
Trade and other receivables																		471,000
Inventories																		38,000
Other Assets																		7,000
Non-current assets
Property, Plant and Equipment																		199,000
Current liabilities
Trade and other payables		(5,000)
Employee benefits																		(360,000)
Current income tax payable																		(4,000)
Other liabilities																		(124,000)
Non-current liabilities
Total identifiable net assets (liabilities) at fair value																		2,255,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group																		2,255,000
Total amount of the consideration transferred																		27,144,000
(-) Cash acquired																		(2,033,000)
(-)Assumed amount of the obligation to pay																		(13,572,000)
Cash paid, net of cash received		11,539,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net																		27,144,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group																		(2,255,000)
Goodwill paid resulting from expected future profitability																		R$ 24,889,000
Value of acquisition | $																			$ 5.300
Equity interest acquired (in percent)																	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%			100.00%	100.00%
Goodwill based on expected future profitability calculated for these acquisitions																		R$ 24,889,000
Lynx
Current assets
Cash and cash equivalentes																		552,000
Trade and other receivables																		6,230,000
Non-current assets
Property, Plant and Equipment																		6,024,000
Current liabilities
Trade and other payables		(2,533,000)
Loans and Financing																		(77,000)
Employee benefits																		(143,000)
Current income tax payable																		(865,000)
Other liabilities																		(36,000)
Non-current liabilities
Loans and Financing																		(1,849,000)
Trade and other payables																		(1,809,000)
Total identifiable net assets (liabilities) at fair value																		5,494,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group																		5,494,000
Total amount of the consideration transferred																		18,922,000
(-) Cash acquired																		(552,000)
(-)Assumed amount of the obligation to pay																		(9,461,000)
Cash paid, net of cash received		8,909,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net																		18,922,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group																		(5,494,000)
Goodwill paid resulting from expected future profitability																		R$ 13,428,000
Value of acquisition | $																				$ 4.407
Equity interest acquired (in percent)																	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Goodwill based on expected future profitability calculated for these acquisitions																		R$ 13,428,000
Emerge
Current assets
Cash and cash equivalentes																		2,206,000
Trade and other receivables																		8,746,000
Other Assets																		24,000
Non-current assets
Property, Plant and Equipment																		14,077,000
Current liabilities
Trade and other payables		(3,300,000)
Loans and Financing																		(21,000)
Current income tax payable																		(94,000)
Non-current liabilities
Loans and Financing																		(1,860,000)
Trade and other payables																		(10,581,000)
Total identifiable net assets (liabilities) at fair value																		9,197,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group																		9,197,000
Total amount of the consideration transferred																		28,300,000
(-) Cash acquired																		(2,206,000)
(-)Assumed amount of the obligation to pay																		(14,150,000)
Cash paid, net of cash received		11,944,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net																		28,300,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group																		(9,197,000)
Goodwill paid resulting from expected future profitability																		R$ 19,103,000
Value of acquisition | $																				$ 6.592
Equity interest acquired (in percent)																	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Goodwill based on expected future profitability calculated for these acquisitions																		R$ 19,103,000
Lehane
Current assets
Cash and cash equivalentes																		6,798,000
Trade and other receivables																		6,252,000
Other Assets																		1,927,000
Non-current assets
Deferred taxes																		728,000
Property, Plant and Equipment																		24,137,000
Current liabilities
Trade and other payables		(2,070,000)
Current income tax payable																		(953,000)
Other liabilities																		(380,000)
Non-current liabilities
Total identifiable net assets (liabilities) at fair value																		36,439,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group																		36,439,000
Total amount of the consideration transferred																		51,923,000
(-) Cash acquired																		(6,798,000)
(-)Assumed amount of the obligation to pay																		(15,588,000)
Cash paid, net of cash received		29,537,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net																		51,923,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group																		(36,439,000)
Goodwill paid resulting from expected future profitability																		R$ 15,484,000
Value of acquisition | €																						€ 8.244
Equity interest acquired (in percent)																	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Goodwill based on expected future profitability calculated for these acquisitions																		R$ 15,484,000
Others
Current assets
Cash and cash equivalentes																		3,401,000
Trade and other receivables																		2,055,000
Related parties loans																		246,000
Other Assets																		1,223,000
Non-current assets
Property, Plant and Equipment																		5,933,000
Current liabilities
Trade and other payables		(874,000)
Loans and Financing																		(1,119,000)
Employee benefits																		(257,000)
Current income tax payable																		(4,102,000)
Related parties loans																		(239,000)
Other liabilities																		(1,516,000)
Non-current liabilities
Total identifiable net assets (liabilities) at fair value																		4,751,000
Assets and liabilities acquired at fair value
Attributable to the Controlling Shareholders of the Group																		4,301,000
Attributable to the non-controlling Shareholders of the Group																		450,000
Total amount of the consideration transferred																		43,624,000
(-) Cash acquired																		(3,401,000)
(-)Assumed amount of the obligation to pay																		(28,745,000)
Cash paid, net of cash received		R$ 11,478,000
Determining goodwill from expected future profitability
Total amount of the consideration transferred, Net																		43,624,000
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group																		(4,301,000)
Goodwill paid resulting from expected future profitability																		39,323,000
Value of acquisition																		43.624
Goodwill based on expected future profitability calculated for these acquisitions																		R$ 39,323,000
O'Brien's do Brasil Consultoria em Emergncias e Meio Ambiente S.A.
Determining goodwill from expected future profitability
Equity interest held in joint venture(in percent)	50.00%